Prospectus 1 [Member] Expense Example - Prospectus 1 - PUTNAM MORTGAGE OPPORTUNITIES FUND	May 31, 2026 USD ($)
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	950
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	484
Expense Example, with Redemption, 3 Years	698
Expense Example, with Redemption, 5 Years	930
Expense Example, with Redemption, 10 Years	1,595
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	1,889
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	361
Expense Example, with Redemption, 10 Years	$ 831